UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number  811-21365

Seligman La Salle Real Estate Fund Series, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:                          (212) 850-1864

Date of fiscal year end:	12/31

Date of reporting period:	6/30/07

ITEM 1. REPORTS TO STOCKHOLDERS.

    Seligman LaSalle Real Estate Fund Series, Inc.

Global Real Estate Fund Monthly Dividend Real Estate Fund

Mid-Year Report
June 30, 2007

Investing in Equity and
Equity-Related Securities
Issued by Real Estate
Companies, such as
Real Estate Investment
Trusts (REITs)

J. & W. SELIGMAN & CO.
INCORPORATED
ESTABLISHED 1864
100 Pa rk Avenue, New York, NY 10017

Experience

Seligman has been in business for more than 140 years, at times playing a central role in the financial development of the country and its markets. Over that time, the firm has managed clients’ wealth through dramatic market changes and has remained a consistent, reliable presence on Wall Street. Today, Seligman is drawing on its long history and long-term perspective as we focus on the future and on developing investment solutions that help clients arrive at their goals.

Insight

Asset management is driven by insight — into the direction of the economy, how companies will perform, how markets will behave, and how investors will respond. Portfolio managers at the firm have been in the investment business, on average, for more than 20 years. Over that time, they have refined their ability to assess a company’s prospects, management, and products, while also weighing the impact of economic and market cycles, new trends, and developing technologies.

Solutions

Seligman’s commitment to the development of innovative investment products — including the nation’s first growth mutual fund, pioneering single-state municipal funds, and one of the country’s premier technology funds — defines our past and informs our future. Our ongoing research into the nature of investment risk — begun in the early 1990s — has resulted in the Seligman Time Horizon Matrix® asset allocation strategy that redefines the relationship between risk and reward overtime. The strategy offers investors a variety of investment solutions for goals ranging from college savings to retirement planning. Whether you select Seligman for one investment product, or as a comprehensive asset manager, we believe we can help you reach your goals.

Table of Contents

To The Shareholders	1

Performance Overview	2

Portfolio Overview	5

Understanding and
Comparing Your
Fund’s Expenses	8

Portfolios of Investments	10

Statements of
Assets and Liabilities	15

Statements of
Operations	17

Statements of
Changes in Net Assets	18

Notes to Financial
Statements	20

Financial Highlights	31

Board of Directors and
Executive Officers	39

Additional Fund
Information	40

To The Shareholders

Your mid-year report for the Seligman LaSalle Real Estate Fund Series, Inc. follows this letter. The report contains the investment results, portfolios of investments, and financial statements for Seligman LaSalle Global Real Estate Fund and Seligman LaSalle Monthly Dividend Real Estate Fund as of June 30, 2007.

For the six months ended June 30, 2007, Seligman LaSalle Monthly Dividend Real Estate Fund delivered a total return, based on the net asset value of Class A shares (excluding sales charges), of -3.9% for the six-month period. The Fund’s benchmark, the FTSE-NAREIT Equity REIT Index returned -5.9%. The Fund’s peers, as measured by the Lipper Real Estate Funds Average, returned -4.7%.

Seligman LaSalle Global Real Estate Fund delivered a total return, based on the net asset value of Class A shares (excluding sales charges), of -6.6%. During the same period, the Fund’s benchmark, the UBS Global Real Estate Investors Index returned -2.9%. The Fund’s peers, as measured by the Lipper Real Estate Funds Average, returned -4.7%.

Thank you for your continued support of the Seligman LaSalle Real Estate Fund Series. We look forward to providing you with the investment experience, insight, and solutions you need to seek your financial goals for many years to come.

By order of the Board of Directors,

William C. Morris Chairman	Brian T. Zino President

August 17, 2007

Manager	Subadvisers	General Distributor
J. & W. Seligman & Co.	Subadviser to Global Real	Seligman Advisors, Inc.
Incorporated	Estate Fund and Monthly	100 Park Avenue
100 Park Avenue	Dividend Real Estate Fund:	New York, NY 10017
New York, NY 10017
	LaSalle Investment	General Counsel
Shareholder Service Agent	Management	Sullivan & Cromwell LLP
Seligman Data Corp.	(Securities), L.P.
100 Park Avenue	100 East Pratt Street	Important Telephone Numbers
New York, NY 10017	Baltimore, MD 21202	(800) 221-2450	Shareholder Services
Mail Inquiries To:		(800) 445-1777	Retirement Plan
P.O. Box 9759	Subadviser to Global Real		Services
Providence, RI 02940-9759	Estate Fund:	(212) 682-7600	Outside the
United States
	LaSalle Investment	(800) 622-4597	24-Hour Automated
	Management		Telephone Access
	Securities B.V.		Service
Herengracht 471
1017 BS Amsterdam,
The Netherlands

Performance Overview

This section of the report is intended to help you understand the performance of each Fund of Seligman LaSalle Real Estate Fund Series, Inc. and to provide a summary of each Fund’s portfolio characteristics.

Performance data quoted in this report represents past performance and does not guarantee or indicate future investment results. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns of each Fund as of the most recent month end will be made available at www.seligman.com1 by the seventh business day following that month end. Calculations assume reinvestment of distributions, if any. Performance data quoted does not reflect the deduction of taxes that an investor may pay on distributions or the redemption of shares.

J. & W. Seligman & Co. Incorporated (the “Manager”) has contractually undertaken to waive its management fees and/or reimburse each Fund’s “other expenses” (i.e. those expenses other than the management fees, 12b-1 fees, interest on borrowings, and extraordinary expenses, including, in the case of the Monthly Dividend Real Estate Fund, litigation expenses) to the extent that they exceed 0.41% (0.14%, in the case of Class I shares) and 0.45% per annum of the average daily net assets of the Global Real Estate Fund and the Monthly Dividend Real Estate Fund, respectively. Such undertakings will remain in effect until at least April 30, 2008. Substantially similar arrangements have been in place since each Fund’s inception. Absent such waivers/reimbursements, the Funds’ returns would have been lower.

Returns for Class A shares are calculated with and without the effect of the initial 4.75% maximum sales charge. Returns for Class B shares are calculated with and without the effect of the maximum 5% contingent deferred sales charge (“CDSC”), charged on redemptions made within one year of purchase, declining to 1% in the sixth year and 0% thereafter. Returns for Class C, Class D, and Class R shares are calculated with and without the effect of the 1% CDSC, charged on redemptions made within one year of purchase. Class I shares have no sales charges, and returns are calculated accordingly.

Investing in one economic sector, such as real estate, may be subject to greater price fluctuations than a portfolio of diversified investments. An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

1

The website reference is an inactive textual reference and information contained in or otherwise accessible through the website does not form a part of this report or the Seligman LaSalle Real Estate Fund Series’ prospectuses or statement of additional information.

Performance Overview
Global Real Estate Fund

Investment Results

Total Returns*
For Periods Ended June 30, 2007
		Since
	Six	Inception
	Months	12/29/06†
Class A
With Sales Charge	(11.09)%	(11.09)%
Without Sales Charge	(6.61)	(6.61)
Class C
With 1% CDSC	(7.88)	(7.88)
Without CDSC	(6.95)	(6.95)
Class D
With 1% CDSC	(7.74)	(7.74)
Without CDSC	(6.81)	(6.81)
Class I	(6.56)	(6.56)
Class R
With 1% CDSC	(7.58)	(7.58)
Without CDSC	(6.65)	(6.65)
Benchmarks**
Lipper Real Estate Funds Average	(4.72)	(4.72)
UBS Global Real Estate Investors Index	(2.89)	(2.89)

Net Asset Value Per Share
	Class A	Class C	Class D	Class I	Class R
6/30/07	$6.63	$6.62	$6.63	$6.60	$6.63
12/31/06	7.14	7.14	7.14	7.14	7.14

See footnotes on page 4.

Performance Overview
Monthly Dividend Real Estate Fund

Investment Results

Total Returns
For Periods Ended June 30, 2007
		Average Annual
			Class A, B, C,	Class I
			D and R	Since
	Six	One	Since Inception	Inception
	Months*	Year	7/16/03	11/24/03
Class A
With Sales Charge	(8.40)%	5.60%	16.32%	n/a
Without Sales Charge	(3.86)	10.84	17.77	n/a
Class B
With CDSC††	(8.94)	5.22	16.45	n/a
Without CDSC	(4.22)	10.04	16.93	n/a
Class C
With 1% CDSC	(5.07)	9.07	n/a	n/a
Without CDSC	(4.12)	10.03	16.92	n/a
Class D
With 1% CDSC	(5.16)	9.07	n/a	n/a
Without CDSC	(4.22)	10.03	16.92	n/a
Class I	(3.63)	11.22	n/a	17.10%
Class R
With 1% CDSC	(4.92)	9.60	n/a	n/a
Without CDSC	(3.98)	10.56	17.50	n/a
Benchmarks**
FTSE-NAREIT Equity REIT Index	(5.89)	12.57	21.82	20.80
Lipper Real Estate Funds Average	(4.72)	13.02	21.56	20.48

Net Asset Value Per Share
	Class A	Class B	Class C	Class D	Class I	Class R
6/30/07	$9.33	$9.32	$9.32	$9.32	$9.35	$9.33
12/31/06	9.87	9.86	9.85	9.86	9.88	9.87
6/30/06	9.68	9.67	9.67	9.67	9.69	9.68

*	Returns for periods less than one year are not annualized.
**

The Lipper Real Estate Funds Average (Lipper Average) measures the performance of all funds that invest at least 65% of their portfolios in equity securities and foreign companies engaged in the real estate industry. The FTSE-NAREIT Equity REIT Index measures the performance of all publicly-traded US real estate trusts that are equity REITs, as determined by the National Association of Real Estate Investment Trusts. The UBS Global Real Estate Investors Index measures the performance of real estate securities within the S&P/Citigroup World Property Index that derive 70% of more of income from rent. The Lipper Average, the FTSE-NAREIT Equity REIT Index, and the UBS Global Real Estate Investors Index are unmanaged benchmarks that assume investment of distributions. The performance of the average excludes the effect of sales charges and taxes, and the performance of the indices excludes the effect of taxes, fees, and sales charges. Investors cannot invest directly in an average or an index.

†	Returns are from opening of business on December 29, 2006.
††	The CDSC is 5% if you sell your shares within one year of purchase and 3% for the period since inception.

Portfolio Overview
Global Real Estate Fund

Country Allocation
June 30, 2007
		UBS Global			UBS Global
		Real Estate			Real Estate
		Investors			Investors
	Fund	Index		Fund	Index
United States	41.1%	48.5%	United Kingdom	11.1%	12.0%
Continental Europe	12.2	13.1	Australia	6.8	14.2
Austria	0.7	2.5	Japan	5.1	5.2
Belgium	—	0.6	Pacific	3.7	4.5
Finland	0.3	0.4	Hong Kong	2.7	2.5
France	5.9	4.6	New Zealand	—	0.2
Germany	1.3	0.8	Singapore	1.0	1.8
Greece	—	—	Canada	3.4	2.5
Italy	1.1	0.4	Other Assets
Luxembourg	0.4	—	Less Liabilities	16.6	—
Netherlands	0.4	1.9	Total	100.0%	100.0%
Norway	0.7	0.3
Switzerland	—	0.5
Sweden	1.4	1.1

Largest Sectors
June 30, 2007

Largest Portfolio Holdings†ø
June 30, 2007

		Percent of			Percent of
Security	Value	Net Assets	Security	Value	Net Assets
Unibail	$1,723,016	4.2	ProLogis	$1,068,070	2.6
Westfield Group	1,616,914	4.0	General Growth
Simon Properties Group	1,606,429	3.9	Properties	1,051,534	2.6
Vornado Realty Trust	1,364,762	3.4	Equity Residential	914,973	2.2
British Land	1,199,929	3.0	Boston Properties	904,055	2.2
Land Securities Group	1,194,526	2.9

See footnotes on page 7.

Portfolio Overview
Monthly Dividend Real Estate Fund

Diversification of Net Assets
June 30, 2007
				Percent of Net Assets
				June 30,	December 31,
	Issues	Cost	Value	2007	2006
Common Stocks:
Apartments	6	$15,285,240	$16,946,335	18.5	15.7
Commercial Finance	1	1,146,205	1,097,314	1.2	1.3
Diversified	2	3,881,946	3,153,161	3.4	8.4
Health Care	4	5,210,282	5,715,187	6.3	8.8
Industrial	1	3,601,392	2,980,002	3.3	2.9
Lodging/Resorts	4	8,218,365	8,231,051	9.0	7.2
Manufactured Homes	1	2,686,527	2,457,305	2.7	2.0
Mortgage	1	943,034	902,071	1.0	—
Office	6	15,448,667	15,733,874	17.2	20.0
Office/Industrial	2	5,746,362	5,782,281	6.3	5.2
Regional Malls	4	13,519,507	13,655,123	14.9	12.3
Self Storage	2	5,711,010	5,316,678	5.8	4.4
Shopping Centers	4	10,042,914	8,756,652	9.6	7.9
Specialty	—	—	—	—	1.8
	38	91,441,451	90,727,034	99.2	97.9
Short-Term Holding and
Other Assets Less Liabilities	1	691,972	691,972	0.8	2.1
Net Assets	39	$92,133,423	$91,419,006	100.0	100.0

Largest Sectors
June 30, 2007

Portfolio Overview
Monthly Dividend Real Estate Fund

Largest Portfolio Holdings†ø
June 30, 2007
		Percent of
Security	Value	Net Assets
Home Properties	$5,209,410	5.7
UDR	4,356,358	4.8
Simon Properties Group	4,344,875	4.8
DiamondRock Hospitality	4,183,729	4.6
Brandywine Realty Trust	4,091,141	4.5
Duke Realty	3,942,712	4.3
U-Store-It Trust	3,867,302	4.2
Glimcher Realty	3,724,525	4.1
CBL & Associates Properties	3,295,583	3.6
First Potomac Realty Trust	2,980,002	3.3

Largest Portfolio Changes
During the Six Months Ended June 30, 2007
Largest Purchases	Largest Sales
DiamondRock Hospitality*	New Plan Excel Realty Trust**
CBL & Associates Properties	Spirit Finance**
Mack-Cali Realty*	Highwoods Properties**
Developers Diversified Realty*	Equity Office Properties Trust**
Inland Real Estate*	General Growth Properties
American Financial Realty Trust*	Highland Hospitality**
Simon Properties Group	Crescent Real Estate Equities**
U-Store-It Trust	Entertainment Properties Trust**
First Potomac Realty Trust	Post Properties
UDR	Equity Inns**

Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities, listed in descending order.

†	Excludes short-term holding.
ø	There can be no assurance that the securities presented have remained or will remain in a Fund’s portfolio. Information regarding a Fund’s portfolio holdings should not be construed as a recommendation to buy or sell any security or as an indication that any security is suitable for a particular investor.
*	Position added during the period.
**	Position eliminated during the period.

Understanding and Comparing
Your Fund’s Expenses

As a shareholder of a Fund, you incur ongoing expenses, such as management fees, distribution and service (12b-1) fees (if applicable), and other fund expenses. The information below is intended to help you understand your ongoing expenses (in dollars) of investing in the Funds and to compare them with the ongoing expenses of investing in other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing expenses only and do not reflect any transactional costs, such as sales charges (also known as loads) on certain purchases or redemptions. Therefore, the table is useful in comparing ongoing expenses only, and will not help you to determine the relative total expenses of owning different funds. In addition, if transactional costs were included, your total expenses would have been higher.

The table is based on an investment of $1,000 invested at the beginning of January 1, 2007 and held for the entire six-month period ended June 30, 2007.

Actual Expenses

The table below provides information about actual expenses and actual account values. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value at the beginning of the period by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” for the Fund’s share class that you own to estimate the expenses that you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical expenses and hypothetical account values based on the actual expense ratios of each Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any Fund. The hypothetical expenses and account values may not be used to estimate the ending account value or the actual expenses you paid for the period. You may use this information to compare the ongoing expenses of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

(Continued on page 9.)

Understanding and Comparing
Your Fund’s Expenses

			Actual		Hypothetical
	Beginning		Ending		Ending
	Account	Annualized	Account	Expenses Paid	Account	Expenses Paid
	Value	Expense	Value	During Period**	Value	During Period**
Fund	1/1/07	Ratio*	6/30/07	1/1/07 to 6/30/07	6/30/07	1/1/07 to 6/30/07

Global Real Estate Fund
Class A	$1,000.00	1.64%	$933.90	$ 7.86	$1,016.66	$ 8.20
Class C	1,000.00	2.39	930.50	11.44	1,012.94	11.93
Class D	1,000.00	2.39	931.90	11.45	1,012.94	11.93
Class I	1,000.00	1.12	934.40	5.37	1,019.24	5.61
Class R	1,000.00	1.89	933.50	9.06	1,015.42	9.44

Monthly Dividend Real Estate Fund
Class A	$1,000.00	1.60%	$961.40	$ 7.78	$1,016.86	$ 8.00
Class B	1,000.00	2.35	957.80	11.41	1,013.14	11.73
Class C	1,000.00	2.35	958.80	11.41	1,013.14	11.73
Class D	1,000.00	2.35	957.80	11.41	1,013.14	11.73
Class I	1,000.00	1.22	963.70	5.94	1,018.74	6.11
Class R	1,000.00	1.85	960.20	8.99	1,015.62	9.25

*

Expenses of Class B, Class C, Class D, Class I and Class R shares differ from the expenses of Class A shares due to the differences in 12b-1 fees and other class-specific expenses paid by each share class. See the Series’ prospectuses for a description of each share class and its fees, expenses and sales charges. Through at least April 30, 2008, J. & W. Seligman & Co. Incorporated (the “Manager”) has contractually undertaken to waive its management fees and/or reimburse “other expenses.” Absent such waivers/expense reimbursements, the expense ratios and expenses paid during the period would have been higher. See Note 4 to the Financial Statements on page 23 for additional information.

**

Expenses are equal to the annualized expense ratio based on actual expenses for the period January 1, 2007 to June 30, 2007, multiplied by the average account value over the period, multiplied by 181/365 (number of days in the period).

Portfolios of Investments (unaudited)
June 30, 2007

Global Real Estate Fund

	Shares or
	Rights		Value
Common Stocks and Rights 83.4%
Australia 6.8%
ING Industrial Fund (Industrial)	123,062	shs.	$243,208
Investa Property Group (Office)	64,600		159,117
Macquarie CountryWide Trust (Retail)	246,729		421,803
Mirvac Group (Diversified)	70,000		336,213
Westfield Group (Retail)	95,800		1,614,759
Westfield Group (Rights)* (Retail)	8,330	rts.	2,155
			2,777,255
Austria 0.7%
Immoeast (Office)	19,512	shs.	275,889
Canada 3.4%
Brookfield Properties (Office)	16,357		397,627
Canadian Real Estate Investment Trust (Diversified)	14,863		406,439
InnVest Real Estate Investment Trust (Hotels)	6,800		78,134
Morguard Real Estate Investment Trust (Retail)	5,600		73,335
RioCan Real Estate Investment Trust (Retail)	18,800		417,386
			1,372,921
Finland 0.3%
Technopolis (Office)	11,330		106,350
France 5.9%
Gecina (Office)	1,460		244,040
Klepierre (Retail)	2,580		435,543
Unibail (Diversified)	6,746		1,723,016
			2,402,599
Germany 1.3%
IVG Immobilien (Diversified)	13,848		538,639
Greece 0.0%
Babis Vovos International Construction (Diversified)	109		3,525
Hong Kong 2.7%
Country Garden Holdings* (Diversified)	6,000		5,060
Hopson Development Holdings (Residential)	38,000		106,661
Hysan Development (Diversified)	137,000		364,506
The Link Real Estate Investment Trust (Retail)	287,000		635,082
			1,111,309
Italy 1.1%
Immobiliare Grande Distribuzione (Retail)	47,412		193,596
Risanamento (Diversified)	34,798		255,736
			449,332

See footnotes on page 14.

Portfolios of Investments (unaudited)
June 30, 2007

Global Real Estate Fund

	Shares	Value
Japan 5.1%
DA Office Investment (Office)	17	$111,405
Japan Logistics Fund (Industrial)	16	148,987
Kenedix Realty Investment (Diversified)	38	284,050
Mitsubishi Estate (Office)	9,000	243,942
Mitsui Fudosan (Diversified)	22,000	617,369
Nippon Building Fund (Office)	25	345,943
Nippon Commercial Investment (Office)	25	108,604
Nippon Residential Investment (Residential)	12	69,486
NTT Urban Development (Office)	65	125,626
		2,055,412
Luxembourg 0.4%
Gagfah (Residential)	6,946	151,249
Netherlands 0.4%
Corio (Retail)	1,971	154,656
Norway 0.7%
Norwegian Property (Office)	22,530	280,668
Singapore 1.0%
Ascendas Real Estate Investment Trust (Industrial)	144,000	276,339
Keppel Land (Office)	3,000	17,160
Mapletree Logistics Trust (Industrial)	116,000	107,644
		401,143
Sweden 1.4%
Castellum (Diversified)	22,509	271,609
Fabege (Diversified)	29,019	317,366
		588,975
United Kingdom 11.1%
Big Yellow Group (Industrial)	13,540	141,829
British Land (Diversified)	44,839	1,199,929
Brixton (Industrial)	25,411	222,145
Capital & Regional (Retail)	7,660	177,562
CLS Holdings* (Office)	9,080	106,554
Derwent London (Office)	15,477	566,827
Development Securities (Office)	5,520	67,225
Hammerson (Retail)	16,150	462,238
Land Securities Group (Diversified)	34,319	1,194,526
Local Shopping (Retail)	24,615	80,941
Unite Group (Residential)	36,425	292,839
		4,512,615

See footnotes on page 14.

Portfolios of Investments (unaudited)
June 30, 2007

Global Real Estate Fund

	Shares or
	Principal
	Amount		Value

United States 41.1%
Acadia Realty Trust (Retail)	3,853	shs.	$99,985
AMB Property (Industrial)	3,925		208,889
Archstone-Smith Trust (Residential)	9,256		547,122
AvalonBay Communities (Residential)	5,780		687,126
BioMed Realty Trust (Office)	6,774		170,163
Boston Properties (Office)	8,852		904,055
BRE Properties (Residential)	5,990		355,147
Camden Property Trust (Residential)	2,591		173,519
Corporate Office Properties Trust (Office)	6,216		254,918
Douglas Emmet (Office)	489		12,098
Equity Residential (Residential)	20,052		914,973
Essex Property Trust (Residential)	3,718		432,403
First Potomac Realty Trust (Industrial)	3,701		86,196
General Growth Properties (Retail)	19,859		1,051,534
SL Green Realty (Office)	4,452		551,558
Healthcare Realty Trust (Diversified)	7,332		203,683
Home Properties (Residential)	1,509		78,362
Host Hotels & Resorts (Hotels)	35,877		829,476
Kilroy Realty (Office)	7,349		520,603
Kimco Realty (Retail)	20,762		790,409
LaSalle Hotel Properties (Hotels)	8,956		388,870
Maguire Properties (Office)	7,755		266,229
Post Properties (Residential)	5,923		308,766
ProLogis (Industrial)	18,771		1,068,070
Public Storage (Diversified)	8,219		631,384
Regency Centers (Retail)	10,397		732,989
Senior Housing Properties Trust (Residential)	3,739		76,089
Simon Properties Group (Retail)	17,266		1,606,429
Sunstone Hotel Investors (Hotels)	13,630		386,956
Taubman Centers (Retail)	2,537		125,861
U-Store-It Trust (Diversified)	10,050		164,719
Ventas (Diversified)	15,749		570,901
Vornado Realty Trust (Office)	12,425		1,364,762
Washington Real Estate Investment Trust (Office)	4,759		161,806
			16,726,050
Total Common Stocks and Rights (Cost $37,631,874)			33,908,587
Repurchase Agreement 1.2%
State Street Bank 4.65%, dated 6/29/2007, maturing 7/2/2007, in the amount of $499,193, collateralized by: $525,000 Federal Home Loan
Bank 4.375%, 9/17/2010 with a fair market value of $518,301 (Cost $499,000)	$499,000		499,000
Total Investments (Cost $38,130,874) 84.6%			34,407,587

Other Assets Less Liabilities 15.4%			6,263,387

Net Assets 100.0%			$40,670,974

See footnotes on page 14.

Portfolios of Investments (unaudited)
June 30, 2007

Monthly Dividend Real Estate Fund

	Shares	Value
Common Stocks 99.2%
Apartments 18.5%
American Campus Communities	65,475	$1,852,288
BRE Properties	34,928	2,070,881
Equity Residential	35,259	1,608,868
Home Properties	100,316	5,209,410
Post Properties	35,460	1,848,530
UDR	165,641	4,356,358
		16,946,335

Commercial Finance 1.2%
Newcastle Investment	43,770	1,097,314

Diversified 3.4%
Colonial Properties Trust	27,433	999,933
Healthcare Realty Trust	77,510	2,153,228
		3,153,161

Health Care 6.3%
Health Care REIT	22,865	922,831
Medical Properties Trust	92,612	1,225,257
Nationwide Health Properties	25,458	692,458
Senior Housing Properties Trust	141,260	2,874,641
		5,715,187

Industrial 3.3%
First Potomac Realty Trust	127,952	2,980,002

Lodging/Resorts 9.0%
DiamondRock Hospitality	219,273	4,183,729
Hospitality Properties Trust	33,361	1,384,148
LaSalle Hotel Properties	28,756	1,248,586
Sunstone Hotel Investors	49,827	1,414,588
		8,231,051

Manufactured Homes 2.7%
Sun Communities	82,543	2,457,305

Mortgage 1.0%
iStar Financial	20,349	902,071

Office 17.2%
American Financial Realty Trust	176,599	1,822,502
Brandywine Realty Trust	143,147	4,091,141
HRPT Properties	154,762	1,609,525
Mack-Cali Realty	62,778	2,730,215
Maguire Properties	79,882	2,742,349
Parkway Properties	57,009	2,738,142
		15,733,874

See footnotes on page 14.

Portfolios of Investments (unaudited)
June 30, 2007

Monthly Dividend Real Estate Fund

	Shares or
	Principal
	Amount		Value
Office/Industrial 6.3%
Duke Realty	110,533	shs.	$3,942,712
Liberty Property Trust	41,875		1,839,569
			5,782,281
Regional Malls 14.9%
CBL & Associates Properties	91,417		3,295,583
General Growth Properties	43,251		2,290,140
Glimcher Realty	148,981		3,724,525
Simon Properties Group	46,699		4,344,875
			13,655,123

Self Storage 5.8%
Sovran Self Storage	30,095		1,449,375
U-Store-It Trust	235,955		3,867,302
			5,316,677

Shopping Centers 9.6%
Cedar Shopping Centers	193,942		2,783,068
Developers Diversified Realty	43,021		2,267,637
Inland Real Estate	138,145		2,345,702
Weingarten Realty Investors	33,096		1,360,246
			8,756,653

Total Common Stocks (Cost $91,441,451)			90,727,034

Repurchase Agreement 0.1%
State Street Bank 4.65%, dated 6/29/2007, maturing 7/2/2007, in the amount of $71,028, collateralized by: $75,000 Federal Home Loan Bank
4.375%, 9/17/2010 with a fair market value of $74,043 (Cost $71,000)	$71,000		71,000

Total Investments (Cost $91,512,451) 99.3%			90,798,034

Other Assets Less Liabilities 0.7%			620,972

Net Assets 100.0%			$91,419,006

* Non-income producing security.
See Notes to Financial Statements.

Statements of Assets and Liabilities
(unaudited)
June 30, 2007

		Monthly
	Global Real	Dividend Real
	Estate Fund	Estate Fund
Assets:
Investments, at value:
Common stocks and rights	$33,908,587	$90,727,034
Repurchase agreements	499,000	71,000
Total investments*	34,407,587	90,798,034
Cash denominated in foreign currencies†	184,470	—
Cash denominated in US dollars	394	26,514
Receivable for Capital Stock sold	5,987,264	36,284
Receivable for securities sold	351,456	7,222,842
Receivable for dividends and interest	129,743	395,378
Receivable from the Manager (Note 4)	57,483	21,546
Deferred offering expenses (Note 3)	54,145	—
Expenses prepaid to shareholder service agent	2,226	6,606
Unrealized appreciation on forward currency contracts	215	—
Other	9,635	44,616
Total Assets	41,184,618	98,551,820

Liabilities:
Payable for securities purchased	367,713	2,532,602
Payable for Capital Stock repurchased	57,679	4,435,082
Management fees payable	28,270	74,907
Distribution and service (12b-1) fees payable	14,014	49,558
Accrued expenses and other	45,968	40,665
Total Liabilities	513,644	7,132,814
Net Assets	$40,670,974	$91,419,006

Composition of Net Assets:
Capital Stock, at $0.001 par
Class A	4,509	3,989
Class B	—	1,180
Class C	592	2,535
Class D	1,000	1,089
Class I	36	746
Class R	1	264
Additional paid-in capital	44,373,740	79,619,821
Undistributed net investment income	35,262	741,571
Undistributed/accumulated net realized gain (loss) on investments and
foreign currency transactions	(22,179)	11,762,228
Net unrealized depreciation of investments and foreign currency transactions	(3,721,987)	(714,417)
Net Assets	$40,670,974	$91,419,006

(Continued on page 16.)

Statements of Assets and Liabilities
(unaudited) (continued)
June 30, 2007

		Monthly
	Global Real	Dividend Real
	Estate Fund	Estate Fund
Net Assets:
Class A	$29,884,484	$37,229,172
Class B	—	10,993,171
Class C	3,920,924	23,611,004
Class D	6,622,845	10,145,399
Class I	235,781	6,978,252
Class R	6,940	2,462,008
Shares Outstanding:
Class A	4,508,972	3,989,291
Class B	—	1,179,659
Class C	591,986	2,534,633
Class D	999,543	1,088,932
Class I	35,708	746,543
Class R	1,047	263,967
Net Asset Value Per Share:
Class A	$6.63	$9.33
Class B	n/a	$9.32
Class C	$6.62	$9.32
Class D	$6.63	$9.32
Class I	$6.60	$9.35
Class R	$6.63	$9.33

* Cost of total investments	$38,130,874	$91,512,451
† Cost of foreign currencies	$183,678	—
See Notes to Financial Statements.

Statements of Operations (unaudited)
For the Six Months Ended June 30, 2007

		Monthly
	Global Real	Dividend Real
	Estate Fund	Estate Fund
Investment Income:
Dividends*	$402,700	$3,402,681
Interest	4,436	50,445
Total Investment Income	407,136	3,453,126

Expenses:
Management fees	111,701	485,669
Distribution and service (12b-1) fees	55,931	323,797
Amortization of offering expenses	55,239	—
Custody and related services	36,916	18,512
Registration	28,355	58,757
Shareholder account services	27,321	169,193
Auditing and legal fees	21,477	20,802
Shareholder reports and communications	6,913	9,923
Directors’ fees and expenses	3,397	3,946
Miscellaneous	1,670	5,867
Total Expenses Before Reimbursement	348,920	1,096,466
Reimbursement from Manager (Note 4)	(134,946)	(48,891)
Total Expenses After Reimbursement	213,974	1,047,575
Net Investment Income	193,162	2,405,551
Net Realized and Unrealized Gain (Loss) on Investments and
Foreign Currency Transactions:
Net realized gain (loss) on investments and foreign currency transactions	(4,498)	11,840,050
Net change in unrealized appreciation of investments and foreign
currency transactions	(3,721,987)	(18,285,496)
Net Loss on Investments and Foreign Currency Transactions	(3,726,485)	(6,445,446)
Decrease in Net Assets from Operations	$(3,533,323)	$(4,039,895)

* Net of foreign taxes withheld	$29,729	—
See Notes to Financial Statements.

Statements of Changes In Net Assets (unaudited)

	Global Real Estate Fund		Monthly Dividend Real Estate Fund
	Six Months	12/29/06*	Six Months	Year
	Ended	to	Ended	Ended
	6/30/07	12/31/06	6/30/07	12/31/06
Operations:
Net investment income (loss)	$193,162	$(124)	$2,405,551	$855,334
Net realized gain (loss) on investments
and foreign currency transactions	(4,498)	—	11,840,050	10,090,718
Capital gain distributions from
investments	—	—	—	972,262
Net change in unrealized appreciation
of investments and foreign
currency transactions	(3,721,987)	—	(18,285,496)	11,636,595
Increase (Decrease) in Net Asset
from Operations	(3,533,323)	(124)	(4,039,895)	23,554,909
Distributions to Shareholders:
Net investment income:
Class A	(134,035)	—	(793,278)	(425,778)
Class B	—	—	(177,914)	(109,906)
Class C	(15,086)	—	(374,467)	(215,444)
Class D	(23,647)	—	(151,597)	(73,729)
Class I	(2,777)	—	(131,427)	(18,500)
Class R	(36)	—	(35,297)	(11,977)
	(175,581)	—	(1,663,980)	(855,334)
Return of capital:
Class A	—	—	—	(779,729)
Class B	—	—	—	(201,271)
Class C	—	—	—	(394,526)
Class D	—	—	—	(135,014)
Class I	—	—	—	(33,881)
Class R	—	—	—	(21,931)
	—	—	—	(1,566,352)
Net realized short-term gain on investments:
Class A	—	—	—	(400,790)
Class B	—	—	—	(126,214)
Class C	—	—	—	(262,375)
Class D	—	—	—	(101,770)
Class I	—	—	—	(61,173)
Class R	—	—	—	(15,721)
	—	—	—	(968,043)

(Continued on page 19.)

Statements of Changes In Net Assets
(unaudited)(continued)

	Global Real Estate Fund		Monthly Dividend Real Estate Fund
	Six Months	12/29/06*	Six Months	Year
	Ended	to	Ended	Ended
	6/30/07	12/31/06	6/30/07	12/31/06
Net realized long-term gain on
investments:
Class A	$—	$—	$—	$(4,169,174)
Class B	—	—	—	(1,312,938)
Class C	—	—	—	(2,729,371)
Class D	—	—	—	(1,058,664)
Class I	—	—	—	(636,350)
Class R	—	—	—	(163,545)
	—	—	—	(10,070,042)
Decrease in Net Assets from
Distributions	(175,581)	—	(1,663,980)	(13,459,771)
Capital Share Transactions:
Net proceeds from sales of shares	43,652,908	1,200,234	11,641,023	21,068,879
Exchanged from associated funds	3,035,380	—	4,913,482	4,923,716
Investment of distributions	94,194	—	1,236,736	10,533,089
Total	46,782,482	1,200,234	17,791,241	36,525,684
Cost of shares repurchased	(2,355,590)	—	(17,761,283)	(22,200,749)
Exchanged into associated funds	(1,364,934)	—	(6,001,156)	(2,549,228)
Total	(3,720,524)	—	(23,762,439)	(24,749,977)
Increase (Decrease) in Net Assets
from Capital Share Transactions	43,061,958	1,200,234	(5,971,198)	11,775,707
Increase (Decrease) in Net Assets	39,353,054	1,200,110	(11,675,073)	21,870,845

Net Assets:
Beginning of period	1,317,920	117,810	103,094,079	81,223,234
End of Period**	$40,670,974	$1,317,920	$91,419,006	$103,094,079

* Commencement of operations.
** Includes undistributed net
investment income as follows:	$35,262	—	$741,571	—
See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.

Organization — Seligman LaSalle Real Estate Fund Series, Inc. (the “Series”) is a non-diversified open- end management investment company, or mutual fund, which consists of two separate and distinct funds: Seligman LaSalle Global Real Estate Fund (the “Global Real Estate Fund”) and Seligman LaSalle Monthly Dividend Real Estate Fund (the “Monthly Dividend Real Estate Fund”). The Series was incorporated under the laws of the state of Maryland on May 30, 2003, and the Monthly Dividend Real Estate Fund commenced operations on July 16, 2003. On December 29, 2006, the Global Real Estate Fund was added to the Series. Prior to December 29, 2006, the Global Real Estate Fund had no operations other than those relating to organizational matters and the sale and issuance to Seligman Advisors, Inc. (the “Distributor”) of 12,500 Class A shares of Capital Stock for $89,250 and 1,000 shares for each of Class C, Class D, Class I and Class R shares, each at a cost of $7,140 on December 27, 2006.

2.	Multiple Classes of Shares — The Series offers six classes of shares. However, Class B shares of the Global Real Estate Fund are not currently offered.

Class A shares are sold with an initial sales charge of up to 4.75% and a continuing service fee of up to 0.25% on an annual basis. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1% on redemptions within 18 months of purchase. Eligible employee benefit plans which have at least $500,000 invested in the Seligman Group of Mutual Funds or 50 eligible employees may purchase Class A shares at net asset value, but, in the event of plan termination, will be subject to a CDSC of 1% on shares purchased within 18 months prior to plan termination.

Class B shares are sold without an initial sales charge but are subject to a distribution fee of 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 5% on redemptions in the first year of purchase, declining to 1% in the sixth year and 0% thereafter. Class B shares will automatically convert to Class A shares approximately eight years after their date of purchase. If Class B shares of the Fund are exchanged for Class B shares of another Seligman mutual fund, the holding period of the shares exchanged will be added to the holding period of the shares acquired, both for determining the applicable CDSC and the conversion of Class B shares to Class A shares.

Class C and Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase.

Prior to June 4, 2007, Class C shares sold other than through certain financial intermediaries, were sold with an initial sales charge of up to 1% and a CDSC, if applicable, of 1% imposed on redemptions made within 18 months of purchase.

Class I shares are offered to certain institutional clients and other investors, as described in the Series’ Class I shares prospectus. Class I shares are sold without any sales charges and are not subject to distribution or service fees.

Class R shares are offered to certain employee benefit plans and are not available to all investors. They are sold without an initial sales charge, but are subject to a distribution fee of up to 0.25% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% on redemptions made within one year of a plan’s initial purchase of Class R shares.

All classes of shares represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its own class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

3.

Significant Accounting Policies — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. These unaudited interim financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All

Notes to Financial Statements (unaudited)

such adjustments are of a normal recurring nature. The following summarizes the significant accounting policies of the Fund:

a.

Security Valuation — Net asset value per share is calculated as of the close of business of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time. Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated (the “Manager”) based on quotations provided by primary market makers in such securities. Notwithstanding these valuation methods, the Global Real Estate Fund may adjust the value of securities as described below in order to reflect the fair value of such securities.

Many securities markets and exchanges outside the United States (“US”) close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after the local market close but before the close of the NYSE. The Board of Directors approved fair value procedures under which a third party pricing service on a regular basis recommends adjustments to the local closing prices of certain foreign equity securities. The adjustments are based on a statistical analysis of the historical relationship between the price movements of a security and independent variables such as US market movements, sector movements, movements in the ADR of a security (if any), and movements in country or regional exchange-traded funds or futures contracts. The factors used vary with each security, depending on which factors have been most important historically.

Other securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security.

Short-term holdings that mature in more than 60 days are valued at current market quotations. Short- term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if the Manager believes it approximates fair value.

b.

Foreign Securities — Investments in foreign securities are subject to certain risks, such as currency fluctuations, foreign taxation, differences in financial reporting practices, and rapid changes in political and economic conditions. Investments in foreign securities will be traded primarily in foreign currencies, and each Fund may temporarily hold funds in foreign currencies. The books and records of the Series are maintained in US dollars. Foreign currency amounts are translated into US dollars on the following basis:

	(i)	market value of investment securities, other assets, and liabilities, at the daily rate of exchange as reported by a pricing service;

	(ii)	purchases and sales of investment securities, income, and expenses, at the rate of exchange prevailing on the respective dates of such transactions.

The Series’ net asset values per share will be affected by changes in currency exchange rates. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on sales of securities, and net investment income and losses. The rate of exchange between the US dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets.

The Series does not isolate that portion of the results of operations resulting from changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held in the portfolio. Similarly, the Series does not isolate the effect of changes in foreign exchange

Notes to Financial Statements (unaudited)

rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Such fluctuations are included in net realized and unrealized gain or loss from investments and foreign currency transactions.

c.

Forward Currency Contracts — The Series may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, or other amounts receivable or payable in foreign currency. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. The contracts are valued daily at current or forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation of investments and forward currency transactions. The gain or loss, if any, arising from the difference between the settlement value of the forward contract and the closing of such contract, is included in net realized gain or loss on investments and foreign currency transactions.

d.

Taxes — There is no provision for federal income tax. The Series has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized.

On January 1, 2007, the Series adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No.109.” FIN 48 requires the Funds to recognize in their financial statements the impact of a tax position taken (or expected to be taken) on an income tax return if such position will more likely than not be sustained upon examination based on the technical merits of the position. The Funds have determined that FIN 48 did not have a material impact on the Funds’ financial statements for the six months ended June 30, 2007.

e.

Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial statement and federal income tax purposes. Interest income is recorded on an accrual basis. Dividends receivable are recorded on ex-dividend dates, except that certain dividends from foreign securities where the ex- dividend dates may have passed are recorded as soon as a Fund is informed of the dividend. Distributions received from each Fund’s investments are initially recorded as dividend income as reported by the issuers. Portions of these distributions will be appropriately recharacterized as capital gains or returns of capital based on reporting from the issuers received after the end of the year. The annual financial statements will reflect any such recharacterizations.

f.

Repurchase Agreements — Each Fund may enter into repurchase agreements. Generally, securities received as collateral subject to repurchase agreements are deposited with the Funds’ custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price, plus accrued interest, at all times. On a daily basis, the market value of securities held as collateral for repurchase agreements is monitored to ensure the existence of the proper level of collateral.

g.

Multiple Class Allocations — All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative value of the shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the six months ended June 30, 2007, distribution and service fees, shareholder account services, and registration expenses were class-specific expenses.

h.	Distributions to Shareholders — Dividends and other distributions to shareholders are recorded on ex-dividend dates.

i.

Deferred Offering Expenses — Deferred offering expenses, which include registration expenses and legal fees, are being amortized on a straight-line basis over a 12-month period beginning with commencement of operations of the Global Real Estate Fund. Organization expenses in respect of such Fund in the amount of $12,783 were paid by the Manager.

Notes to Financial Statements (unaudited)

4.

Management Fees, Distribution Services, and Other Transactions — The Manager manages the affairs of the Series and provides the necessary personnel and facilities. Compensation of all officers of the Series, all directors of the Series who are employees of the Manager, and all personnel of the Series and the Manager, is paid by the Manager. The Manager receives a fee, calculated daily and payable monthly, equal to a percentage of each Fund's average daily net assets. The annual fee rate with respect to the Global Real Estate Fund is equal to 0.98% per annum of its average daily net assets. The annual fee rate with respect to the Monthly Dividend Real Estate Fund is equal to 0.90% per annum of its average daily net assets. The Manager has contractually undertaken to waive its fees and/or reimburse the Global Real Estate Fund's “other expenses” (those expenses other than management fee, 12b-1 fees, interest on borrowings, and extraordinary expenses) that exceed 0.41% per annum of the average daily net assets for Class A, Class C, Class D and Class R; and 0.14% per annum of the average daily net assets for Class I. The Manager has contractually undertaken to waive its fees and/or reimburse the Monthly Dividend Real Estate Fund's “other expenses” (those expenses other than management fee, 12b-1 fees, interest on borrowings, and extraordinary expenses, including litigation) that exceed 0.45% per annum of its average daily net assets. Each of these undertakings will remain in effect through at least April 30, 2008.

For the six months ended June 30, 2007, the amount of expenses reimbursed by the Manager and the amount receivable from the Manager at June 30, 2007, were as follows:

		Receivable
Fund	Reimbursements	from Manager
Global Real Estate Fund	$134,946	$57,483
Monthly Dividend Real Estate Fund	48,891	21,546

LaSalle Investment Management (Securities), L.P. and LaSalle Investment Management Securities B.V. (the “Subadvisers”) are the subadvisers to the Global Real Estate Fund, and LaSalle Investment Management (Securities), L.P. is the subadviser to the Monthly Dividend Real Estate Fund. The Subadvisers are responsible for furnishing investment advice, research, and assistance to the respective Fund’s investments. Under the sub-advisory agreements, the Manager pays the Subadvisers 0.49% and 0.45% per annum of the average daily net assets of the Global Real Estate Fund and the Monthly Dividend Real Estate Fund, respectively.

For the six months ended June 30, 2007, the Distributor, agent for the distribution of each Fund’s shares and an affiliate of the Manager, received the following commissions and concessions from sales of Class A and (prior to June 4, 2007) Class C shares. The following commissions were also paid to dealers for sales of Class A and Class C shares:

	Commissions and	Class A	Class C
	Concessions Retained	Dealer	Dealer
Fund	by Distributor	Commissions	Commissions
Global Real Estate Fund	$46,900	$347,719	$14,205
Monthly Dividend Real Estate Fund	9,396	71,711	7,511

Each Fund of the Series has an Administration, Shareholder Services and Distribution Plan (each, a “Plan”) with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with the Distributor and receive a continuing fee of up to 0.25% on an annual basis, payable monthly, of average daily net assets of Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. The Distributor charges such fees to each Fund pursuant to its Plan. For the six months ended June 30, 2007, fees incurred under the Plan aggregated $18,840 and $56,672, or 0.25% per annum of average daily net assets of the Global Real Estate Fund’s and the Monthly Dividend Real Estate Fund’s Class A shares, respectively.

Under the Plan, with respect to Class B shares, Class C shares, Class D shares and Class R shares, service organizations can enter into agreements with the Distributor and receive a continuing fee for providing

Notes to Financial Statements (unaudited)

personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class B, Class C, Class D, and Class R shares for which the organizations are responsible; and, for Class C, Class D and Class R shares, fees for providing other distribution assistance of up to 0.75% (0.25%, in the case of Class R shares) on an annual basis of such average daily net assets. Such fees are paid monthly by each Fund to the Distributor pursuant to its Plan. For the six months ended June 30, 2007, fees incurred under the Plan, equivalent to 1% per annum of the average daily net assets of Class B, as applicable, Class C, and Class D shares, and 0.50% per annum of Class R shares’ average daily net assets were as follows:

Fund	Class B	Class C	Class D	Class R
Global Real Estate Fund	n/a	$ 15,757	$21,316	$ 18
Monthly Dividend Real Estate Fund	$66,123	139,210	56,228	5,564

The Distributor and Seligman Services, Inc., also an affiliate of the Manager, are eligible to receive distribution and service fees pursuant to the Plan. For the six months ended June 30, 2007, the Distributor and Seligman Services, Inc. received distribution and service fees of $1,968 and $1,940 for the Global Real Estate Fund and the Monthly Dividend Real Estate Fund, respectively.

The Distributor is entitled to retain any CDSC imposed on certain redemptions of Class A, Class C, Class D, and Class R shares. For the six months ended June 30, 2007, such charges amounted to $3,942 and $3,948 for the Global Real Estate Fund and the Monthly Dividend Real Estate Fund, respectively. The Distributor has sold its rights to third parties to collect any CDSC imposed on redemptions of Class B shares.

For the six months ended June 30, 2007, Seligman Data Corp., which is owned by certain associated investment companies, charged the Funds at cost $27,321 and $169,193, for the Global Real Estate Fund and the Monthly Dividend Real Estate Fund, respectively, for shareholder account services in accordance with a methodology approved by the Series’ directors. Class I shares receive more limited shareholder services than the Funds’ other classes of shares (the “Retail Classes”). Seligman Data Corp. does not allocate to Class I the costs of any of its departments that do not provide services to the Class I shareholders.

Costs of Seligman Data Corp. directly attributable to the Retail Classes of the Funds were charged to those classes in proportion to their respective net asset values. Costs directly attributable to Class I shares were charged to Class I. The remaining charges were allocated to the Retail Classes and Class I by Seligman Data Corp. pursuant to a formula based on their net assets, shareholder transaction volumes and number of shareholder accounts.

The Series and certain other associated investment companies (together, the “Guarantors”) have severally but not jointly guaranteed the performance and observance of all the terms and conditions of two leases entered into by Seligman Data Corp., including the payment of rent by Seligman Data Corp. (the “Guaranties”). The leases and the related Guaranties expire in September 2008 and January 2019. The obligation of the Series to pay any amount due under the Guaranties is limited to a specified percentage of the full amount, which generally is based on the Series’ percentage of the expenses billed by Seligman Data Corp. to all Guarantors in the most recent calendar quarter. As of June 30, 2007, the Series’ potential obligation under the Guaranties is $222,100. As of June 30, 2007, no event has occurred which would result in the Series becoming liable to make any payment under the Guaranties. Each Fund would bear a portion of any payments made by the Series under the Guaranties. A portion of the rent paid by Seligman Data Corp. is charged to each Fund as part of Seligman Data Corp.’s shareholder account services cost.

Certain officers and directors of the Series are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

The Series has a compensation arrangement under which directors who receive fees may elect to defer receiving such fees. Directors may elect to have their deferred fees accrue interest or earn a return based on the performance of the Funds or other funds in the Seligman Group of Investment Companies. Deferred fees and related accrued earnings are not deductible by a Fund for federal income tax purposes until such amounts are paid. At June 30, 2007, the cost of such fees and earning/loss accrued thereon is included in directors’ fees and expenses as follows:

Notes to Financial Statements (unaudited)

Fund	Amount
Global Real Estate Fund	$341
Monthly Dividend Real Estate Fund	474

5.

Committed Line of Credit — The Series is a participant in a joint $375 million committed line of credit that is shared by substantially all open-end funds in the Seligman Group of Investment Companies. The directors have currently limited each Fund’s borrowings to 10% of its net assets. Borrowings pursuant to the credit facility are subject to interest at a rate equal to the overnight federal funds rate plus 0.50%. Each Fund incurs a commitment fee of 0.10% per annum on its share of the unused portion of the credit facility. The credit facility may be drawn upon only for temporary purposes and is subject to certain other customary restrictions. The credit facility commitment expires in June 2008, but is renewable annually with the consent of the participating banks. There were no borrowings during the six months ended June 30, 2007.

6.

Purchases and Sales of Securities — Purchases and sales of portfolio securities, excluding US Government obligations and short-term investments, for the six months ended June 30, 2007, were as follows:

Fund	Purchases	Sales
Global Real Estate Fund	$42,351,688	$ 4,697,635
Monthly Dividend Real Estate Fund	52,169,972	55,954,787

7.

Federal Tax Information — Certain components of income, expense and realized capital gain and loss are recognized at different times or have a different character for federal income tax purposes and for financial reporting purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of a Fund. As a result of the differences described above, the treatment for financial reporting purposes of distributions made during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. Further, the cost of investments also can differ for federal income tax purposes.

The tax basis information presented is based on operating results for the six months ended June 30, 2007, and will vary from the final tax information as of the Series’ year end.

At June 30, 2007, the tax basis cost of investments for federal income tax purposes was as follows:

Tax Basis
Fund	Cost
Global Real Estate Fund	$38,162,850
Monthly Dividend Real Estate Fund	91,565,651

The tax basis cost was greater than the cost for financial reporting purposes due to the tax deferral of losses on wash sales in the amounts of $31,976 and $53,200 for the Global Real Estate Fund and the Monthly Dividend Real Estate Fund, respectively. The tax basis components of accumulated earnings/losses at June 30, 2007 are presented below. Undistributed ordinary income primarily consists of net investment income and net realized short-term gain.

			Monthly
	Global Real		Dividend
	Estate Fund		Real Estate Fund
Gross unrealized appreciation of portfolio securities	$156,161	*	$4,527,793
Gross unrealized depreciation of portfolio securities	(3,910,124	)*	(5,295,410)
Net unrealized depreciation of portfolio securities	(3,753,963	)*	(767,617)
Undistributed ordinary income	45,059		5,151,025
Undistributed net realized gain	—		7,405,974
Total accumulated earnings (losses)	$(3,708,904)		$11,789,382

* Includes the effect of foreign currency translations.

Notes to Financial Statements (unaudited)

The tax characterization of distributions paid during the six months ended June 30, 2007 and the year ended December 31, 2006 are as described below.

	Global Real
	Estate Fund	Monthly Dividend Real Estate Fund
	Six Months	Six Months	Year Ended
	Ended 6/30/07	Ended 6/30/07	12/31/06
Ordinary income (including short-term
capital gain)	$175,581	$1,663,980	$ 1,823,377
Return of capital	—	—	1,566,352
Long-term capital gain	—	—	10,070,042
Total	$175,581	$1,663,980	$13,459,771

8.	Outstanding Forward Exchange Currency Contracts — At June 30, 2007, the Global Real Estate Fund had outstanding forward exchange currency contracts to purchase foreign currencies as follows:

	Foreign	In Exchange	Settlement	Value	Unrealized
Contract	Currency	for US$	Date	US$	Appreciation
Australian dollars	165,387	140,000	7/2/07	140,215	$215

9.

Capital Share Transactions — The Series has 1,000,000,000 shares of Capital Stock authorized. At June 30, 2007, 500,000,000 shares of Capital Stock, at $0.001 par value, were authorized for each Fund. Transactions in shares of Capital Stock were as follows:

Global Real Estate Fund
	Six Months		12/29/06*
	Ended		to
	6/30/07		12/31/06
Class A	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	4,420,508	$31,661,541	168,100	$1,200,234
Exchanged from associated funds	248,390	1,808,813	—	—
Investment of distributions	11,512	77,822	—	—
Total	4,680,410	33,548,176	168,100	1,200,234
Cost of shares repurchased	(235,283)	(1,659,845)	—	—
Exchanged into associated funds	(116,755)	(836,698)	—	—
Total	(352,038)	(2,496,543)	—	—
Increase	4,328,372	$31,051,633	168,100	$1,200,234
Class C	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	595,363	$4,384,036	—	—
Exchanged from associated funds	95,124	697,636	—	—
Investment of distributions	1,844	12,448	—	—
Total	692,331	5,094,120	—	—
Cost of shares repurchased	(42,983)	(306,549)	—	—
Exchanged into associated funds	(58,362)	(396,239)	—	—
Total	(101,345)	(702,788)	—	—
Increase	590,986	$4,391,332	—	—

* Commencement of operations.

Notes to Financial Statements (unaudited)

Global Real Estate Fund (continued)

	Six Months		12/29/06*
	Ended		to
	6/30/07		12/31/06
Class D	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	969,657	$7,125,389	—	—
Exchanged from associated funds	71,490	528,931	—	—
Investment of distributions	164	1,111	—	—
Total	1,041,311	7,655,431	—	—
Cost of shares repurchased	(23,809)	(167,881)	—	—
Exchanged into associated funds	(18,959)	(131,997)	—	—
Total	(42,768)	(299,878)	—	—
Increase	998,543	$7,355,553	—	—
Class I	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	65,403	$481,658	—	—
Investment of distributions	412	2,777	—	—
Total	65,815	484,435	—	—
Cost of shares repurchased	(31,107)	(221,315)	—	—
Increase	34,708	$263,120	—	—
Class R	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	42	$284	—	—
Investment of distributions	5	36	—	—
Total	47	320	—	—
Increase	47	$320	—	—

Monthly Dividend Real Estate Fund
	Six Months
	Ended		Year Ended
	6/30/07		12/31/06
Class A	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	557,532	$5,655,095	779,153	$7,665,060
Exchanged from associated funds	265,639	2,686,301	237,815	2,346,636
Investment of distributions	53,107	538,498	421,682	4,159,448
Converted from Class B**	37,438	386,100	84,015	817,697
Total	913,716	9,265,994	1,522,665	14,988,841
Cost of shares repurchased	(940,821)	(9,162,238)	(1,129,652)	(11,082,730)
Exchanged into associated funds	(334,185)	(3,340,431)	(137,740)	(1,307,732)
Total	(1,275,006)	(12,502,669)	(1,267,392)	(12,390,462)
Increase (decrease)	(361,290)	$(3,236,675)	255,273	$2,598,379

 * Commencement of operations.
** Automatic conversion of Class B to Class A shares approximately eight years after their initial purchase date.

Notes to Financial Statements (unaudited)

Monthly Dividend Real Estate Fund (continued)

	Six Months
	Ended		Year Ended
	6/30/07		12/31/06
Class B	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	41,452	$418,904	67,430	$680,745
Exchanged from associated funds	106,922	1,108,110	107,293	1,079,644
Investment of distributions	12,490	126,365	137,662	1,357,682
Total	160,864	1,653,379	312,385	3,118,071
Cost of shares repurchased	(132,084)	(1,324,919)	(321,283)	(3,161,390)
Exchanged into associated funds	(140,933)	(1,419,275)	(91,901)	(862,183)
Converted to Class A**	(37,476)	(386,100)	(84,122)	(817,697)
Total	(310,493)	(3,130,294)	(497,306)	(4,841,270)
Decrease	(149,629)	$(1,476,915)	(184,921)	$(1,723,199)
Class C	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	155,741	$1,600,207	242,847	$2,419,153
Exchanged from associated funds	80,305	817,461	68,172	678,555
Investment of distributions	27,459	277,963	298,395	2,940,133
Total	263,505	2,695,631	609,414	6,037,841
Cost of shares repurchased	(446,744)	(4,440,539)	(506,485)	(5,000,143)
Exchanged into associated funds	(74,508)	(749,032)	(13,726)	(132,240)
Total	(521,252)	(5,189,571)	(520,211)	(5,132,383)
Increase (decrease)	(257,747)	$(2,493,940)	89,203	$905,458
Class D	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	197,845	$2,005,444	304,950	$2,972,717
Exchanged from associated funds	29,396	301,610	82,363	818,881
Investment of distributions	12,511	127,202	115,604	1,146,496
Total	239,752	2,434,256	502,917	4,938,094
Cost of shares repurchased	(210,030)	(2,106,053)	(216,528)	(2,092,122)
Exchanged into associated funds	(49,089)	(492,389)	(23,687)	(228,646)
Total	(259,119)	(2,598,442)	(240,215)	(2,320,768)
Increase (decrease)	(19,367)	$(164,186)	262,702	$2,617,326
Class I	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	82,725	$832,225	573,827	$6,296,785
Investment of distributions	12,968	131,428	72,616	718,436
Total	95,693	963,653	646,443	7,015,221
Cost of shares repurchased	(42,690)	(438,110)	(52,235)	(529,668)
Increase	53,003	$525,543	594,208	$6,485,553
Class R	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	112,137	$1,129,148	104,233	$1,034,419
Investment of distributions	3,506	35,280	21,211	210,894
Total	115,643	1,164,428	125,444	1,245,313
Cost of shares repurchased	(28,864)	(289,424)	(33,907)	(334,696)
Exchanged into associated funds	(3)	(29)	(1,784)	(18,427)
Total	(28,867)	(289,453)	(35,691)	(353,123)
Increase	86,776	$874,975	89,753	$892,190

** Automatic conversion of Class B to Class A shares approximately eight years after their initial purchase date.

Notes to Financial Statements (unaudited)

10.

Other Matters — In late 2003, the Manager conducted an extensive internal review in response to public announcements concerning frequent trading in shares of open-end mutual funds. As of September 2003, the Manager had one arrangement that permitted frequent trading in the Seligman registered investment companies (the “Seligman Funds”). This arrangement was in the process of being closed down by the Manager before the first proceedings relating to trading practices within the mutual fund industry were publicly announced. Based on a review of the Manager’s records for 2001 through 2003, the Manager identified three other arrangements that had permitted frequent trading in the Seligman Funds. All three had already been terminated prior to the end of September 2002.

The results of the Manager’s internal review were presented to the Independent Directors of all Seligman Funds. In order to resolve matters with the Independent Directors relating to the four arrangements that permitted frequent trading, the Manager, in May 2004, made payments to three mutual funds and agreed to waive a portion of its management fee with respect to another mutual fund (none of which was a Fund of Seligman LaSalle Real Estate Fund Series, Inc.).

Beginning in February 2004, the Manager was in discussions with the New York staff of the Securities and Exchange Commission (“SEC”) and the Office of the New York Attorney General (“Attorney General”) in connection with their review of frequent trading in certain of the Seligman Funds. No late trading is involved. This review was apparently stimulated by the Manager’s voluntary public disclosure of the foregoing arrangements in January 2004. In March 2005, negotiations to settle the matter were initiated by the New York staff of the SEC. After several months of negotiations, tentative agreement was reached, both with the New York staff of the SEC and the Attorney General, on the financial terms of a settlement. However, settlement discussions with the Attorney General ended when the Attorney General sought to impose operating conditions on the Manager that were unacceptable to the Manager, would have applied in perpetuity and were not requested or required by the SEC. Subsequently, the New York staff of the SEC indicated that, in lieu of moving forward under the terms of the tentative financial settlement, the staff was considering recommending to the Commissioners of the SEC the instituting of a formal action against the Manager, the Distributor, and Seligman Data Corp. (together, “Seligman”).

Seligman believes that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.

Immediately after settlement discussions with the Attorney General ended, the Attorney General issued subpoenas to certain of the Seligman Funds and their directors. The subpoenas sought various Board materials and information relating to the deliberations of the Independent Directors as to the advisory fees paid by the Seligman Funds to the Manager. The Manager objected to the Attorney General’s seeking of such information and, on September 6, 2005, filed suit in federal district court seeking to enjoin the Attorney General from pursuing a fee inquiry. Seligman believes that the Attorney General’s inquiry is improper because Congress has vested exclusive regulatory oversight of investment company advisory fees in the SEC.

At the end of September 2005, the Attorney General indicated that it intended to file an action at some time in the future alleging, in substance, that the Manager permitted other persons to engage in frequent trading other than the arrangements described above and, as a result, the prospectus disclosure of the Seligman Funds is and has been misleading.

On September 26, 2006, the Attorney General commenced a civil action in New York State Supreme Court against J. & W. Seligman & Co. Incorporated, Seligman Advisors, Inc., Seligman Data Corp. and Brian T. Zino (President of the Manager and the Seligman Funds), reiterating, in substance, the foregoing claims and various other related matters. The Attorney General also claims that the fees charged by Seligman are excessive. The Attorney General is seeking damages and restitution, disgorgement, penalties and costs (collectively, “Damages”), including Damages of at least $80 million relating to alleged timing occurring in

Notes to Financial Statements (unaudited)

the Seligman Funds and disgorgement of profits and management fees, and injunctive relief. Seligman and Mr. Zino believe that the claims are without merit and intend to defend themselves vigorously.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties, injunctions regarding Seligman, restitution to mutual fund shareholders or changes in procedures. Any Damages will be paid by Seligman and not by the Seligman Funds. If Seligman is unsuccessful in its defense of these proceedings, it and its affiliates could be barred from providing services to the Seligman Funds, including serving as an investment adviser for the Seligman Funds and principal underwriter for the open-end Seligman Funds. If these results occur, Seligman will seek exemptive relief from the SEC to permit it and its affiliates to continue to provide services to the Seligman Funds. There is no assurance that such exemptive relief will be granted.

Seligman does not believe that the foregoing legal action or other possible actions should have a material adverse impact on Seligman or the Seligman Funds; however, there can be no assurance of this, or that these matters and any related publicity will not result in reduced demand for shares of the Seligman Funds or other adverse consequences.

11.

Recently Issued Accounting Pronouncement — In September 2006, the FASB issued Statement of Financial Accounting Standards No.157 (“SFAS No.157”), “Fair Value Measurements.” SFAS No.157 defines fair value, establishes a framework for measuring fair value of assets and liabilities and expands disclosure about fair value measurements. SFAS No.157 is effective for fiscal years beginning after November 15, 2007. The Series is currently evaluating the impact of the adoption of SFAS No.157 but believes the impact will be limited to expanded disclosures in the Series’ financial statements.

Financial Highlights (unaudited)

The tables below are intended to help you understand the financial performance of each class of each Fund for the periods presented. Certain information reflects financial results for a single share of a class that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding during the period. Total return shows the rate that you would have earned or lost on an investment in each class, assuming you reinvested all your dividends and capital gain distributions, if any. Total returns do not reflect any taxes or sales charges and are not annualized for periods of less than one year.

Global Real Estate Fund

	Class A			Class C
	Six Months	12/29/06*		Six Months	12/29/06*
	Ended	to		Ended	to
	6/30/07	12/31/06		6/30/07	12/31/06
Per Share Data:
Net Asset Value, Beginning of Period	$7.14	$7.14		$7.14	$7.14
Income (Loss) from Investment Operations:
Net investment income	0.07	—	ø	0.04	—	ø
Net realized and unrealized loss on investments
and foreign currency transactions	(0.54)	—		(0.54)	—
Total from Investment Operations	(0.47)	—	ø	(0.50)	—	ø
Less Distributions:
Distributions from net investment income	(0.04)	—		(0.02)	—
Net Asset Value, End of Period	$6.63	$7.14		$6.62	$7.14
Total Return	(6.61)%	0%		(6.95)%	0%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$29,884	$1,289		$3,921	$7
Ratio of expenses to average net assets	1.64%†	1.64	%†	2.39%†	2.39	%†
Ratio of net investment income (loss) to
average net assets	1.93%†	(1.64	)%†	1.18%†	(2.39	)%†
Portfolio turnover rate	34.09%	—		34.09%	—
Without expense reimbursementøø
Ratio of expenses to average net assets	2.79%†	90.03	%††	3.54%†	90.78	%††
Ratio of net investment income (loss) to
average net assets	0.79%†	(90.03	)%††	0.04%†	(90.78	)%††

See footnotes on page 38.

Financial Highlights (unaudited)

Global Real Estate Fund (continued)

	Class D			Class I			Class R
	Six Months	12/29/06*		Six Months	12/29/06*		Six Months	12/29/06*
	Ended	to		Ended	to		Ended	to
	6/30/07	12/31/06		6/30/07	12/31/06		6/30/07	12/31/06
Per Share Data:
Net Asset Value, Beginning
of Period	$7.14	$7.14		$7.14	$7.14		$7.14	$7.14
Income (Loss) from Investment
Operations:
Net investment income	0.04	—	ø	0.09	—	ø	0.06	—	ø
Net realized and unrealized loss on
investments and foreign currency
transactions	(0.53)	—		(0.56)	—		(0.53)	—
Total from Investment Operations	(0.49)	—	ø	(0.47)	—	ø	(0.47)	—	ø
Less Distributions:
Distributions from net investment
income	(0.02)	—		(0.07)	—		(0.04)	—
Net Asset Value, End of Period	$6.63	$7.14		$6.60	$7.14		$6.63	$7.14
Total Return	(6.81)%	0%		(6.56)%	0%		(6.65)%	0%
Ratios/Supplemental Data:
Net assets, end of period (000s
omitted)	$6,623	$7		$236	$7		$7	$7
Ratio of expenses to average net
assets	2.39%†	2.39	%†	1.12%†	1.12	%†	1.89%†	1.89	%†
Ratio of net investment income (loss)
to average net assets	1.18%†	(2.39	)%†	2.45%†	(1.12	)%†	1.68%†	(1.89	)%†
Portfolio turnover rate	34.09%	—		34.09%	—		34.09%	—
Without expense reimbursementøø
Ratio of expenses to average net
assets	3.54%†	90.78	%††	5.22%†	227.72	%††	3.04%†	90.28	%††
Ratio of net investment income (loss)
to average net assets	0.04%†	(90.78	)%††	(1.65)%†	(227.72	)%††	0.54%†	(90.28	)%††

See footnotes on page 38.

Financial Highlights (unaudited)

Monthly Dividend Real Estate Fund

	Six Months				7/16/03*
	Ended	Year Ended December 31,			to
Class A	6/30/07	2006	2005	2004	12/31/03
Per Share Data:
Net Asset Value, Beginning of Period	$9.87	$8.70	$9.26	$8.04	$7.14
Income (Loss) from Investment Operations:
Net investment income	0.24	0.11	0.14	0.21	0.10
Net realized and unrealized gain (loss) on investments	(0.61)	2.53	0.33	1.71	0.98
Total from Investment Operations	(0.37)	2.64	0.47	1.92	1.08
Less Distributions:
Distributions from net investment income	(0.17)	(0.11)	(0.14)	(0.21)	(0.09)
Distributions in excess of net investment income	—	—	(0.02)	(0.13)	(0.07)
Return of capital	—	(0.20)	—	(0.05)	—
Distributions from net realized capital gain	—	(1.16)	(0.87)	(0.31)	(0.02)
Total Distributions	(0.17)	(1.47)	(1.03)	(0.70)	(0.18)
Net Asset Value, End of Period	$9.33	$9.87	$8.70	$9.26	$8.04
Total Return	(3.86)%	30.90%	5.34%	24.95%	15.36%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$37,229	$42,948	$35,619	$34,401	$15,348
Ratio of expenses to average net assets	1.60%†	1.60%	1.60%	1.60%	1.59%†
Ratio of net investment income to average net assets	4.80%†	1.09%	1.51%	2.43%	2.86%†
Portfolio turnover rate	49.61%	47.78%	41.09%	29.03%	19.40%
Without expense reimbursement:øø
Ratio of expenses to average net assets	1.70%†	1.67%	1.78%	1.79%	2.96%†
Ratio of net investment income to average net assets	4.70%†	1.02%	1.33%	2.23%	1.50%†

See footnotes on page 38.

Financial Highlights (unaudited)

Monthly Dividend Real Estate Fund (continued)

	Six Months				7/16/03*
	Ended	Year Ended December 31,			to
Class B	6/30/07	2006	2005	2004	12/31/03
Per Share Data:
Net Asset Value, Beginning of Period	$9.86	$8.69	$9.25	$8.04	$7.14
Income (Loss) from Investment Operations:
Net investment income	0.20	0.08	0.07	0.14	0.07
Net realized and unrealized gain (loss) on investments	(0.60)	2.49	0.34	1.71	0.99
Total from Investment Operations	(0.40)	2.57	0.41	1.85	1.06
Less Distributions:
Distributions from net investment income	(0.14)	(0.08)	(0.07)	(0.14)	(0.07)
Distributions in excess of net investment income	—	—	(0.03)	(0.15)	(0.07)
Return of capital	—	(0.16)	—	(0.04)	—
Distributions from net realized capital gain	—	(1.16)	(0.87)	(0.31)	(0.02)
Total Distributions	(0.14)	(1.40)	(0.97)	(0.64)	(0.16)
Net Asset Value, End of Period	$9.32	$9.86	$8.69	$9.25	$8.04
Total Return	(4.22)%	29.97%	4.58%	24.01%	15.02%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$10,993	$13,104	$13,156	$13,759	$6,432
Ratio of expenses to average net assets	2.35%†	2.35%	2.35%	2.35%	2.34%†
Ratio of net investment income to average net assets	4.05%†	0.83%	0.76%	1.68%	2.11%†
Portfolio turnover rate	49.61%	47.78%	41.09%	29.03%	19.40%
Without expense reimbursement:øø
Ratio of expenses to average net assets	2.45%†	2.42%	2.53%	2.54%	3.72%†
Ratio of net investment income to average net assets	3.95%†	0.76%	0.58%	1.48%	0.75%†

See footnotes on page 38.

Financial Highlights (unaudited)

Monthly Dividend Real Estate Fund (continued)

	Six Months				7/16/03*
	Ended	Year Ended December 31,			to
Class C	6/30/07	2006	2005	2004	12/31/03
Per Share Data:
Net Asset Value, Beginning of Period	$9.85	$8.69	$9.25	$8.04	$7.14
Income (Loss) from Investment Operations:
Net investment income	0.20	0.08	0.07	0.14	0.07
Net realized and unrealized gain (loss) on investments	(0.59)	2.48	0.34	1.71	0.99
Total from Investment Operations	(0.39)	2.56	0.41	1.85	1.06
Less Distributions:
Distributions from net investment income	(0.14)	(0.08)	(0.07)	(0.14)	(0.07)
Distributions in excess of net investment income	—	—	(0.03)	(0.15)	(0.07)
Return of capital	—	(0.16)	—	(0.04)	—
Distributions from net realized capital gain	—	(1.16)	(0.87)	(0.31)	(0.02)
Total Distributions	(0.14)	(1.40)	(0.97)	(0.64)	(0.16)
Net Asset Value, End of Period	$9.32	$9.85	$8.69	$9.25	$8.04
Total Return	(4.12)%	29.84%	4.58%	24.02%	15.02%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$23,611	$27,518	$23,478	$31,894	$15,916
Ratio of expenses to average net assets	2.35%†	2.35%	2.35%	2.35%	2.34%†
Ratio of net investment income to average net assets	4.05%†	0.83%	0.76%	1.68%	2.11%†
Portfolio turnover rate	49.61%	47.78%	41.09%	29.03%	19.40%
Without expense reimbursement:øø
Ratio of expenses to average net assets	2.45%†	2.42%	2.53%	2.54%	3.72%†
Ratio of net investment income to average net assets	3.95%†	0.76%	0.58%	1.48%	0.75%†

See footnotes on page 38.

Financial Highlights (unaudited)

Monthly Dividend Real Estate Fund (continued)

	Six Months				7/16/03*
	Ended	Year Ended December 31,			to
Class D	6/30/07	2006	2005	2004	12/31/03
Per Share Data:
Net Asset Value, Beginning of Period	$9.86	$8.69	$9.25	$8.04	$7.14
Income (Loss) from Investment Operations:
Net investment income	0.20	0.08	0.07	0.14	0.07
Net realized and unrealized gain (loss) on investments	(0.60)	2.49	0.34	1.71	0.99
Total from Investment Operations	(0.40)	2.57	0.41	1.85	1.06
Less Distributions:
Distributions from net investment income	(0.14)	(0.08)	(0.07)	(0.14)	(0.07)
Distributions in excess of net investment income	—	—	(0.03)	(0.15)	(0.07)
Return of capital	—	(0.16)	—	(0.04)	—
Distributions from net realized capital gain	—	(1.16)	(0.87)	(0.31)	(0.02)
Total Distributions	(0.14)	(1.40)	(0.97)	(0.64)	(0.16)
Net Asset Value, End of Period	$9.32	$9.86	$8.69	$9.25	$8.04
Total Return	(4.22)%	29.97%	4.58%	24.01%	15.02%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$10,145	$10,922	$7,345	$8,224	$3,329
Ratio of expenses to average net assets	2.35%†	2.35%	2.35%	2.35%	2.34%†
Ratio of net investment income to average net assets	4.05%†	0.82%	0.76%	1.68%	2.11%†
Portfolio turnover rate	49.61%	47.78%	41.09%	29.03%	19.40%
Without expense reimbursement:øø
Ratio of expenses to average net assets	2.45%†	2.42%	2.53%	2.54%	3.71%†
Ratio of net investment income to average net assets	3.95%†	0.75%	0.58%	1.48%	0.75%†

See footnotes on page 38.

Financial Highlights (unaudited)

Monthly Dividend Real Estate Fund (continued)

	Six Months				11/24/03**
	Ended	Year Ended December 31,			to
Class I	6/30/07	2006	2005	2004	12/31/03
Per Share Data:
Net Asset Value, Beginning of Period	$9.88	$8.70	$9.28	$8.04	$7.61
Income (Loss) from Investment Operations:
Net investment income	0.26	0.12	0.16	0.15	0.03
Net realized and unrealized gain (loss) on investments	(0.60)	2.55	0.33	1.79	0.45
Total from Investment Operations	(0.34)	2.67	0.49	1.94	0.48
Less Distributions:
Distributions from net investment income	(0.19)	(0.12)	(0.16)	(0.15)	(0.02)
Distributions in excess of net investment income	—	—	(0.04)	(0.19)	(0.01)
Return of capital	—	(0.21)	—	(0.05)	—
Distributions from net realized capital gain	—	(1.16)	(0.87)	(0.31)	(0.02)
Total Distributions	(0.19)	(1.49)	(1.07)	(0.70)	(0.05)
Net Asset Value, End of Period	$9.35	$9.88	$8.70	$9.28	$8.04
Total Return	(3.63)%	31.34%	5.55%	25.21%	5.49%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$6,978	$6,853	$865	$1,077	$315
Ratio of expenses to average net assets	1.22%†	1.33%	1.35%	1.35%	0.94	%†
Ratio of net investment income to average net assets	5.18%†	1.17%	1.76%	2.67%	3.42	%†
Portfolio turnover rate	49.61%	47.78%	41.09%	29.03%	19.40	%#
Without expense reimbursement:øø
Ratio of expenses to average net assets			1.68%	2.05%	2.45	%†
Ratio of net investment income to average net assets			1.43%	1.97%	1.91	%†

See footnotes on page 38.

Financial Highlights (unaudited)

Monthly Dividend Real Estate Fund (continued)

	Six Months				7/16/03*
	Ended	Year Ended December 31,			to
Class R	6/30/07	2006	2005	2004	12/31/03
Per Share Data:
Net Asset Value, Beginning of Period	$9.87	$8.69	$9.25	$8.04	$7.14
Income (Loss) from Investment Operations:
Net investment income	0.23	0.10	0.11	0.18	0.09
Net realized and unrealized gain (loss) on investments	(0.61)	2.53	0.34	1.71	0.99
Total from Investment Operations	(0.38)	2.63	0.45	1.89	1.08
Less Distributions:
Distributions from net investment income	(0.16)	(0.10)	(0.11)	(0.18)	(0.08)
Distributions in excess of net investment income	—	—	(0.03)	(0.14)	(0.08)
Return of capital	—	(0.19)	—	(0.05)	—
Distributions from net realized capital gain	—	(1.16)	(0.87)	(0.31)	(0.02)
Total Distributions	(0.16)	(1.45)	(1.01)	(0.68)	(0.18)
Net Asset Value, End of Period	$9.33	$9.87	$8.69	$9.25	$8.04
Total Return	(3.98)%	30.73%	5.08%	24.55%	15.24%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$2,462	$1,748	$760	$22	$12
Ratio of expenses to average net assets	1.85%†	1.85%	1.85%	1.85%	1.84%†
Ratio of net investment income to average net assets	4.55%†	0.98%	1.26%	2.17%	2.61%†
Portfolio turnover rate	49.61%	47.78%	41.09%	29.03%	19.40%
Without expense reimbursement:øø
Ratio of expenses to average net assets	1.95%†	1.92%	2.03%	2.05%	3.21%†
Ratio of net investment income to average net assets	4.45%†	0.91%	1.08%	1.97%	1.25%†

*	Commencement of operations.
**	Commencement of offering of shares.
†	Annualized.
††	The ratios of expenses and net investment loss to average net assets without expense reimbursement are annualized ratios based upon only three days of operations and are not representative of what such ratios would be if the Fund had operated for a longer period of time.
ø	Less than + or – $0.01 per share.
øø	The Manager has waived all or a portion of its management fee and/or reimbursed certain expenses of the Funds for certain periods presented.
#	Computed at the Fund level for the period July 16, 2003 to December 31, 2003.

See Notes to Financial Statements.

Board of Directors

	Maureen Fonseca 3		William C. Morris
•	Head of School, The Masters School	•	Chairman and Director, J. & W. Seligman & Co.
•	Trustee, Newark Academy, New York State		Incorporated, Seligman Advisors, Inc., Seligman
	Association of Independent Schools, and		Services, Inc., and Carbo Ceramics Inc.
	Greens Farms Academy	•	Director, Seligman Data Corp.
•	Commissioner, Middle States Association	•	President and Chief Executive Officer, The
Metropolitan Opera Association
John R. Galvin 1, 3
•	Dean Emeritus, Fletcher School of Law and		Leroy C. Richie 1, 3
	Diplomacy at Tufts University	•	Counsel, Lewis & Munday, P.C.
•	Chairman Emeritus, American Council on	•	Director, Vibration Control Technologies, LLC
	Germany	•	Lead Outside Director, Digital Ally Inc. and
Infinity, Inc.
	John F. Maher 1, 3	•	Director and Chairman, Highland Park
•	Retired President and Chief Executive Officer		Michigan Economic Development Corp.
	of Great Western Financial Corporation and its	•	Chairman, Detroit Public Schools Foundation
principal subsidiary, Great Western Bank
Robert L. Shafer 2, 3
	Frank A. McPherson 2, 3	•	Ambassador and Permanent Observer of the
•	Retired Chairman of the Board and Chief		Sovereign Military Order of Malta to the
	Executive Officer of Kerr-McGee Corporation		United Nations
•	Director, DCP Midstream GP, LLP, Integris
	Health, Oklahoma Medical Research		James N. Whitson 1, 3
	Foundation, Oklahoma Foundation for	•	Retired Executive Vice President and Chief
	Excellence in Education, National Cowboy and		Operating Officer, Sammons Enterprises, Inc.
	Western Heritage Museum, and Oklahoma	•	Director, CommScope, Inc.
City Museum of Art
Brian T. Zino
	Betsy S. Michel 2, 3	•	Director and President,
•	Attorney		J. & W. Seligman & Co. Incorporated
•	Trustee, The Geraldine R. Dodge Foundation	•	Director, Seligman Advisors, Inc. and Seligman
Services, Inc.
		•	Chairman, Seligman Data Corp.

Member:	1	Audit Committee
	2	Director Nominating Committee
	3	Board Operations Committee

Executive Officers

William C. Morris	Thomas G. Rose
Chairman	Vice President
Brian T. Zino	Lawrence P. Vogel
President and Chief Executive Officer	Vice President and Treasurer
Eleanor T.M. Hoagland	Frank J. Nasta
Vice President and Chief Compliance Officer	Secretary

Additional Fund Information

Quarterly Schedule of Investments

A complete schedule of portfolio holdings owned by the Fund will be filed with the SEC for the first and third quarter of each fiscal year on Form N-Q, and will be available to shareholders (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US or (ii) on the SEC’s website at www.sec.gov.1 In addition, the Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Certain of the information contained in the Fund’s Form N-Q is also made available to shareholders on Seligman’s website at www.seligman.com.1

Proxy Voting

A description of the policies and procedures used by the Fund to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US and (ii) on the SEC’s website at www.sec.gov.1 Information for each new 12-month period ending June 30 will be available no later than August 31 of that year.

[1]	These website references are inactive textual references and information contained in or otherwise accessible through these websites does not form a part of this report or the Series’ prospectuses or statement of additional information.

[This Page Intentionally Left Blank.]

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This report is intended only for the information of share-
holders or those who have received the offering prospectus
covering shares of Capital Stock of each Fund of
Seligman LaSalle Real Estate Fund Series, Inc., which
contains information about the investment objectives, risks, charges, and expenses of the Funds, each of which
should be considered carefully before investing or
sending money.

REFS3 6/07

ITEM 2.   CODE OF ETHICS.
                         Not applicable.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.
                         Not applicable.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.
                         Not applicable.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.
                         Not applicable.

ITEM 6.   SCHEDULE OF INVESTMENTS.
                         Included in Item 1 above.

ITEM 7.   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
                 MANAGEMENT INVESTMENT COMPANIES.
                         Not applicable.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT
                 COMPANIES.
                         Not applicable.

ITEM 9.   PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
                 INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
                         Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

                         Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)      The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSRS is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)      The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)	Not applicable.

(b)	Certifications of chief executive officer and chief financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN LASALLE REAL ESTATE FUND SERIES, INC.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	August 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	August 29, 2007

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	August 29, 2007

SELIGMAN LASALLE REAL ESTATE FUND SERIES, INC.

EXHIBIT INDEX

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.